Average Annual Total Returns	Macquarie VIP Core Equity Series S&P 500® Index 1 year	Macquarie VIP Core Equity Series S&P 500® Index 5 years	Macquarie VIP Core Equity Series S&P 500® Index 10 years	Macquarie VIP Core Equity Series Service Class 1 year	Macquarie VIP Core Equity Series Service Class 5 years	Macquarie VIP Core Equity Series Service Class 10 years	Macquarie VIP Growth Series Russell 1000® Index 1 year		Macquarie VIP Growth Series Russell 1000® Index 5 years		Macquarie VIP Growth Series Russell 1000® Index 10 years		Macquarie VIP Growth Series Russell 1000® Growth Index 1 year		Macquarie VIP Growth Series Russell 1000® Growth Index 5 years		Macquarie VIP Growth Series Russell 1000® Growth Index 10 years		Macquarie VIP Growth Series Service Class 1 year	Macquarie VIP Growth Series Service Class 5 years	Macquarie VIP Growth Series Service Class 10 years	Macquarie VIP Mid Cap Growth Series Russell 3000® Index 1 year		Macquarie VIP Mid Cap Growth Series Russell 3000® Index 5 years		Macquarie VIP Mid Cap Growth Series Russell 3000® Index 10 years		Macquarie VIP Mid Cap Growth Series Russell Midcap® Growth Index 1 year		Macquarie VIP Mid Cap Growth Series Russell Midcap® Growth Index 5 years		Macquarie VIP Mid Cap Growth Series Russell Midcap® Growth Index 10 years		Macquarie VIP Mid Cap Growth Series Standard Class 1 year	Macquarie VIP Mid Cap Growth Series Standard Class 5 years	Macquarie VIP Mid Cap Growth Series Standard Class Lifetime	Macquarie VIP Mid Cap Growth Series Standard Class Standard Class	Macquarie VIP Mid Cap Growth Series Service Class 1 year	Macquarie VIP Mid Cap Growth Series Service Class 5 years	Macquarie VIP Mid Cap Growth Series Service Class 10 years	Macquarie VIP Smid Cap Core Series Russell 3000® Index 1 year		Macquarie VIP Smid Cap Core Series Russell 3000® Index 5 years		Macquarie VIP Smid Cap Core Series Russell 3000® Index 10 years		Macquarie VIP Smid Cap Core Series Russell 2500™ Index 1 year		Macquarie VIP Smid Cap Core Series Russell 2500™ Index 5 years		Macquarie VIP Smid Cap Core Series Russell 2500™ Index 10 years		Macquarie VIP Smid Cap Core Series Service Class 1 year	Macquarie VIP Smid Cap Core Series Service Class 5 years	Macquarie VIP Smid Cap Core Series Service Class 10 years	Macquarie VIP Small Cap Growth Series Russell 3000® Index 1 year		Macquarie VIP Small Cap Growth Series Russell 3000® Index 5 years		Macquarie VIP Small Cap Growth Series Russell 3000® Index 10 years		Macquarie VIP Small Cap Growth Series Russell 2000® Growth Index 1 year		Macquarie VIP Small Cap Growth Series Russell 2000® Growth Index 5 years		Macquarie VIP Small Cap Growth Series Russell 2000® Growth Index 10 years		Macquarie VIP Small Cap Growth Series Standard Class 1 year	Macquarie VIP Small Cap Growth Series Standard Class 5 years	Macquarie VIP Small Cap Growth Series Standard Class Lifetime	Macquarie VIP Small Cap Growth Series Standard Class Standard Class	Macquarie VIP Small Cap Growth Series Service Class 1 year	Macquarie VIP Small Cap Growth Series Service Class 5 years	Macquarie VIP Small Cap Growth Series Service Class 10 years	Macquarie VIP Value Series Russell 1000® Index 1 year		Macquarie VIP Value Series Russell 1000® Index 5 years		Macquarie VIP Value Series Russell 1000® Index 10 years		Macquarie VIP Value Series Russell 1000® Value Index 1 year		Macquarie VIP Value Series Russell 1000® Value Index 5 years		Macquarie VIP Value Series Russell 1000® Value Index 10 years		Macquarie VIP Value Series Service Class 1 year	Macquarie VIP Value Series Service Class 5 years	Macquarie VIP Value Series Service Class 10 years	Macquarie VIP Corporate Bond Series Bloomberg US Aggregate Index 1 year		Macquarie VIP Corporate Bond Series Bloomberg US Aggregate Index 5 years		Macquarie VIP Corporate Bond Series Bloomberg US Aggregate Index 10 years		Macquarie VIP Corporate Bond Series Bloomberg US Corporate Bond Index 1 year		Macquarie VIP Corporate Bond Series Bloomberg US Corporate Bond Index 5 years		Macquarie VIP Corporate Bond Series Bloomberg US Corporate Bond Index 10 years		Macquarie VIP Corporate Bond Series Service Class 1 year	Macquarie VIP Corporate Bond Series Service Class 5 years	Macquarie VIP Corporate Bond Series Service Class 10 years	Macquarie VIP High Income Series Bloomberg US Aggregate Index 1 year		Macquarie VIP High Income Series Bloomberg US Aggregate Index 5 years		Macquarie VIP High Income Series Bloomberg US Aggregate Index 10 years		Macquarie VIP High Income Series ICE BofA US High Yield Constrained Index 1 year		Macquarie VIP High Income Series ICE BofA US High Yield Constrained Index 5 years		Macquarie VIP High Income Series ICE BofA US High Yield Constrained Index 10 years		Macquarie VIP High Income Series Standard Class 1 year	Macquarie VIP High Income Series Standard Class 5 years	Macquarie VIP High Income Series Standard Class Lifetime	Macquarie VIP High Income Series Standard Class Standard Class	Macquarie VIP High Income Series Service Class 1 year	Macquarie VIP High Income Series Service Class 5 years	Macquarie VIP High Income Series Service Class 10 years	Macquarie VIP Limited-Term Bond Series Bloomberg US Aggregate Index 1 year		Macquarie VIP Limited-Term Bond Series Bloomberg US Aggregate Index 5 years		Macquarie VIP Limited-Term Bond Series Bloomberg US Aggregate Index 10 years		Macquarie VIP Limited-Term Bond Series Bloomberg 1-3 Year US Government/Credit Index 1 year		Macquarie VIP Limited-Term Bond Series Bloomberg 1-3 Year US Government/Credit Index 5 years		Macquarie VIP Limited-Term Bond Series Bloomberg 1-3 Year US Government/Credit Index 10 years		Macquarie VIP Limited-Term Bond Series Service Class 1 year	Macquarie VIP Limited-Term Bond Series Service Class 5 years	Macquarie VIP Limited-Term Bond Series Service Class 10 years	Macquarie VIP Global Growth Series MSCI ACWI (All Country World Index) (net) 1 year	Macquarie VIP Global Growth Series MSCI ACWI (All Country World Index) (net) 5 years	Macquarie VIP Global Growth Series MSCI ACWI (All Country World Index) (net) 10 years	Macquarie VIP Global Growth Series MSCI ACWI (All Country World Index) (gross) 1 year	Macquarie VIP Global Growth Series MSCI ACWI (All Country World Index) (gross) 5 years	Macquarie VIP Global Growth Series MSCI ACWI (All Country World Index) (gross) 10 years	Macquarie VIP Global Growth Series Service Class 1 year	Macquarie VIP Global Growth Series Service Class 5 years	Macquarie VIP Global Growth Series Service Class 10 years	Macquarie VIP International Core Equity Series MSCI ACWI (All Country World Index) ex USA (net) 1 year	Macquarie VIP International Core Equity Series MSCI ACWI (All Country World Index) ex USA (net) 5 years	Macquarie VIP International Core Equity Series MSCI ACWI (All Country World Index) ex USA (net) 10 years	Macquarie VIP International Core Equity Series MSCI ACWI (All Country World Index) ex USA (gross) 1 year	Macquarie VIP International Core Equity Series MSCI ACWI (All Country World Index) ex USA (gross) 5 years	Macquarie VIP International Core Equity Series MSCI ACWI (All Country World Index) ex USA (gross) 10 years	Macquarie VIP International Core Equity Series Service Class 1 year	Macquarie VIP International Core Equity Series Service Class 5 years	Macquarie VIP International Core Equity Series Service Class 10 years	Macquarie VIP Asset Strategy Series MSCI ACWI (All Country World Index) (net) 1 year	Macquarie VIP Asset Strategy Series MSCI ACWI (All Country World Index) (net) 5 years	Macquarie VIP Asset Strategy Series MSCI ACWI (All Country World Index) (net) 10 years	Macquarie VIP Asset Strategy Series MSCI ACWI (All Country World Index) (gross) 1 year	Macquarie VIP Asset Strategy Series MSCI ACWI (All Country World Index) (gross) 5 years	Macquarie VIP Asset Strategy Series MSCI ACWI (All Country World Index) (gross) 10 years	Macquarie VIP Asset Strategy Series Standard Class 1 year	Macquarie VIP Asset Strategy Series Standard Class 5 years	Macquarie VIP Asset Strategy Series Standard Class Lifetime	Macquarie VIP Asset Strategy Series Standard Class Standard Class	Macquarie VIP Asset Strategy Series Service Class 1 year	Macquarie VIP Asset Strategy Series Service Class 5 years	Macquarie VIP Asset Strategy Series Service Class 10 years	Macquarie VIP Balanced Series S&P 500® Index 1 year	Macquarie VIP Balanced Series S&P 500® Index 5 years	Macquarie VIP Balanced Series S&P 500® Index 10 years	Macquarie VIP Balanced Series Bloomberg US Aggregate Index 1 year	Macquarie VIP Balanced Series Bloomberg US Aggregate Index 5 years	Macquarie VIP Balanced Series Bloomberg US Aggregate Index 10 years	Macquarie VIP Balanced Series Service Class 1 year	Macquarie VIP Balanced Series Service Class 5 years	Macquarie VIP Balanced Series Service Class 10 years	Macquarie VIP Energy Series S&P 500® Index 1 year		Macquarie VIP Energy Series S&P 500® Index 5 years		Macquarie VIP Energy Series S&P 500® Index 10 years		Macquarie VIP Energy Series S&P 1500 Energy Sector Index 1 year		Macquarie VIP Energy Series S&P 1500 Energy Sector Index 5 years		Macquarie VIP Energy Series S&P 1500 Energy Sector Index 10 years		Macquarie VIP Energy Series Standard Class 1 year	Macquarie VIP Energy Series Standard Class 5 years	Macquarie VIP Energy Series Standard Class Lifetime	Macquarie VIP Energy Series Standard Class Standard Class	Macquarie VIP Energy Series Service Class 1 year	Macquarie VIP Energy Series Service Class 5 years	Macquarie VIP Energy Series Service Class 10 years	Macquarie VIP Natural Resources Series S&P 500® Index 1 year		Macquarie VIP Natural Resources Series S&P 500® Index 5 years		Macquarie VIP Natural Resources Series S&P 500® Index 10 years		Macquarie VIP Natural Resources Series S&P Global Natural Resources Index 1 year		Macquarie VIP Natural Resources Series S&P Global Natural Resources Index 5 years		Macquarie VIP Natural Resources Series S&P Global Natural Resources Index 10 years		Macquarie VIP Natural Resources Series Service Class 1 year	Macquarie VIP Natural Resources Series Service Class 5 years	Macquarie VIP Natural Resources Series Service Class 10 years	Macquarie VIP Science and Technology Series S&P 500® Index 1 year		Macquarie VIP Science and Technology Series S&P 500® Index 5 years		Macquarie VIP Science and Technology Series S&P 500® Index 10 years		Macquarie VIP Science and Technology Series S&P North American Technology Sector Index 1 year		Macquarie VIP Science and Technology Series S&P North American Technology Sector Index 5 years		Macquarie VIP Science and Technology Series S&P North American Technology Sector Index 10 years		Macquarie VIP Science and Technology Series Standard Class 1 year	Macquarie VIP Science and Technology Series Standard Class 5 years	Macquarie VIP Science and Technology Series Standard Class Lifetime	Macquarie VIP Science and Technology Series Standard Class Standard Class	Macquarie VIP Science and Technology Series Service Class 1 year	Macquarie VIP Science and Technology Series Service Class 5 years	Macquarie VIP Science and Technology Series Service Class 10 years	Macquarie VIP Pathfinder Aggressive Series S&P 500® Index 1 year		Macquarie VIP Pathfinder Aggressive Series S&P 500® Index 5 years		Macquarie VIP Pathfinder Aggressive Series S&P 500® Index 10 years		Macquarie VIP Pathfinder Aggressive Series Russell 3000® Index 1 year	Macquarie VIP Pathfinder Aggressive Series Russell 3000® Index 5 years	Macquarie VIP Pathfinder Aggressive Series Russell 3000® Index 10 years	Macquarie VIP Pathfinder Aggressive Series Bloomberg US Aggregate Index 1 year		Macquarie VIP Pathfinder Aggressive Series Bloomberg US Aggregate Index 5 years		Macquarie VIP Pathfinder Aggressive Series Bloomberg US Aggregate Index 10 years		Macquarie VIP Pathfinder Aggressive Series Current Blended Benchmark 1 year		Macquarie VIP Pathfinder Aggressive Series Current Blended Benchmark 5 years		Macquarie VIP Pathfinder Aggressive Series Current Blended Benchmark 10 years		Macquarie VIP Pathfinder Aggressive Series MSCI EAFE Index (net) 1 year	Macquarie VIP Pathfinder Aggressive Series MSCI EAFE Index (net) 5 years	Macquarie VIP Pathfinder Aggressive Series MSCI EAFE Index (net) 10 years	Macquarie VIP Pathfinder Aggressive Series MSCI EAFE Index (gross) 1 year	Macquarie VIP Pathfinder Aggressive Series MSCI EAFE Index (gross) 5 years	Macquarie VIP Pathfinder Aggressive Series MSCI EAFE Index (gross) 10 years	Macquarie VIP Pathfinder Aggressive Series Bloomberg US Credit Index 1 year	Macquarie VIP Pathfinder Aggressive Series Bloomberg US Credit Index 5 years	Macquarie VIP Pathfinder Aggressive Series Bloomberg US Credit Index 10 years	Macquarie VIP Pathfinder Aggressive Series Service Class 1 year	Macquarie VIP Pathfinder Aggressive Series Service Class 5 years	Macquarie VIP Pathfinder Aggressive Series Service Class 10 years	Macquarie VIP Pathfinder Moderately Aggressive Series S&P 500® Index 1 year		Macquarie VIP Pathfinder Moderately Aggressive Series S&P 500® Index 5 years		Macquarie VIP Pathfinder Moderately Aggressive Series S&P 500® Index 10 years		Macquarie VIP Pathfinder Moderately Aggressive Series Russell 3000® Index 1 year	Macquarie VIP Pathfinder Moderately Aggressive Series Russell 3000® Index 5 years	Macquarie VIP Pathfinder Moderately Aggressive Series Russell 3000® Index 10 years	Macquarie VIP Pathfinder Moderately Aggressive Series Bloomberg US Aggregate Index 1 year		Macquarie VIP Pathfinder Moderately Aggressive Series Bloomberg US Aggregate Index 5 years		Macquarie VIP Pathfinder Moderately Aggressive Series Bloomberg US Aggregate Index 10 years		Macquarie VIP Pathfinder Moderately Aggressive Series Bloomberg 1-3 Year US Government/Credit Index 1 year	Macquarie VIP Pathfinder Moderately Aggressive Series Bloomberg 1-3 Year US Government/Credit Index 5 years	Macquarie VIP Pathfinder Moderately Aggressive Series Bloomberg 1-3 Year US Government/Credit Index 10 years	Macquarie VIP Pathfinder Moderately Aggressive Series Current Blended Benchmark 1 year		Macquarie VIP Pathfinder Moderately Aggressive Series Current Blended Benchmark 5 years		Macquarie VIP Pathfinder Moderately Aggressive Series Current Blended Benchmark 10 years		Macquarie VIP Pathfinder Moderately Aggressive Series MSCI EAFE Index (net) 1 year	Macquarie VIP Pathfinder Moderately Aggressive Series MSCI EAFE Index (net) 5 years	Macquarie VIP Pathfinder Moderately Aggressive Series MSCI EAFE Index (net) 10 years	Macquarie VIP Pathfinder Moderately Aggressive Series MSCI EAFE Index (gross) 1 year	Macquarie VIP Pathfinder Moderately Aggressive Series MSCI EAFE Index (gross) 5 years	Macquarie VIP Pathfinder Moderately Aggressive Series MSCI EAFE Index (gross) 10 years	Macquarie VIP Pathfinder Moderately Aggressive Series Bloomberg US Credit Index 1 year	Macquarie VIP Pathfinder Moderately Aggressive Series Bloomberg US Credit Index 5 years	Macquarie VIP Pathfinder Moderately Aggressive Series Bloomberg US Credit Index 10 years	Macquarie VIP Pathfinder Moderately Aggressive Series Service Class 1 year	Macquarie VIP Pathfinder Moderately Aggressive Series Service Class 5 years	Macquarie VIP Pathfinder Moderately Aggressive Series Service Class 10 years	Macquarie VIP Pathfinder Moderate Series S&P 500® Index 1 year		Macquarie VIP Pathfinder Moderate Series S&P 500® Index 5 years		Macquarie VIP Pathfinder Moderate Series S&P 500® Index 10 years		Macquarie VIP Pathfinder Moderate Series Russell 3000® Index 1 year	Macquarie VIP Pathfinder Moderate Series Russell 3000® Index 5 years	Macquarie VIP Pathfinder Moderate Series Russell 3000® Index 10 years	Macquarie VIP Pathfinder Moderate Series Bloomberg US Aggregate Index 1 year		Macquarie VIP Pathfinder Moderate Series Bloomberg US Aggregate Index 5 years		Macquarie VIP Pathfinder Moderate Series Bloomberg US Aggregate Index 10 years		Macquarie VIP Pathfinder Moderate Series Bloomberg 1-3 Year US Government/Credit Index 1 year	Macquarie VIP Pathfinder Moderate Series Bloomberg 1-3 Year US Government/Credit Index 5 years	Macquarie VIP Pathfinder Moderate Series Bloomberg 1-3 Year US Government/Credit Index 10 years	Macquarie VIP Pathfinder Moderate Series Current Blended Benchmark 1 year		Macquarie VIP Pathfinder Moderate Series Current Blended Benchmark 5 years		Macquarie VIP Pathfinder Moderate Series Current Blended Benchmark 10 years		Macquarie VIP Pathfinder Moderate Series MSCI EAFE Index (net) 1 year	Macquarie VIP Pathfinder Moderate Series MSCI EAFE Index (net) 5 years	Macquarie VIP Pathfinder Moderate Series MSCI EAFE Index (net) 10 years	Macquarie VIP Pathfinder Moderate Series MSCI EAFE Index (gross) 1 year	Macquarie VIP Pathfinder Moderate Series MSCI EAFE Index (gross) 5 years	Macquarie VIP Pathfinder Moderate Series MSCI EAFE Index (gross) 10 years	Macquarie VIP Pathfinder Moderate Series Bloomberg US Credit Index 1 year	Macquarie VIP Pathfinder Moderate Series Bloomberg US Credit Index 5 years	Macquarie VIP Pathfinder Moderate Series Bloomberg US Credit Index 10 years	Macquarie VIP Pathfinder Moderate Series Service Class 1 year	Macquarie VIP Pathfinder Moderate Series Service Class 5 years	Macquarie VIP Pathfinder Moderate Series Service Class 10 years	Macquarie VIP Pathfinder Moderately Conservative Series S&P 500® Index 1 year		Macquarie VIP Pathfinder Moderately Conservative Series S&P 500® Index 5 years		Macquarie VIP Pathfinder Moderately Conservative Series S&P 500® Index 10 years		Macquarie VIP Pathfinder Moderately Conservative Series Russell 3000® Index 1 year	Macquarie VIP Pathfinder Moderately Conservative Series Russell 3000® Index 5 years	Macquarie VIP Pathfinder Moderately Conservative Series Russell 3000® Index 10 years	Macquarie VIP Pathfinder Moderately Conservative Series Bloomberg US Aggregate Index 1 year		Macquarie VIP Pathfinder Moderately Conservative Series Bloomberg US Aggregate Index 5 years		Macquarie VIP Pathfinder Moderately Conservative Series Bloomberg US Aggregate Index 10 years		Macquarie VIP Pathfinder Moderately Conservative Series Bloomberg 1-3 Year US Government/Credit Index 1 year	Macquarie VIP Pathfinder Moderately Conservative Series Bloomberg 1-3 Year US Government/Credit Index 5 years	Macquarie VIP Pathfinder Moderately Conservative Series Bloomberg 1-3 Year US Government/Credit Index 10 years	Macquarie VIP Pathfinder Moderately Conservative Series Current Blended Benchmark 1 year		Macquarie VIP Pathfinder Moderately Conservative Series Current Blended Benchmark 5 years		Macquarie VIP Pathfinder Moderately Conservative Series Current Blended Benchmark 10 years		Macquarie VIP Pathfinder Moderately Conservative Series MSCI EAFE Index (net) 1 year	Macquarie VIP Pathfinder Moderately Conservative Series MSCI EAFE Index (net) 5 years	Macquarie VIP Pathfinder Moderately Conservative Series MSCI EAFE Index (net) 10 years	Macquarie VIP Pathfinder Moderately Conservative Series MSCI EAFE Index (gross) 1 year	Macquarie VIP Pathfinder Moderately Conservative Series MSCI EAFE Index (gross) 5 years	Macquarie VIP Pathfinder Moderately Conservative Series MSCI EAFE Index (gross) 10 years	Macquarie VIP Pathfinder Moderately Conservative Series Bloomberg US Credit Index 1 year	Macquarie VIP Pathfinder Moderately Conservative Series Bloomberg US Credit Index 5 years	Macquarie VIP Pathfinder Moderately Conservative Series Bloomberg US Credit Index 10 years	Macquarie VIP Pathfinder Moderately Conservative Series Service Class 1 year	Macquarie VIP Pathfinder Moderately Conservative Series Service Class 5 years	Macquarie VIP Pathfinder Moderately Conservative Series Service Class 10 years	Macquarie VIP Pathfinder Conservative Series S&P 500® Index 1 year		Macquarie VIP Pathfinder Conservative Series S&P 500® Index 5 years		Macquarie VIP Pathfinder Conservative Series S&P 500® Index 10 years		Macquarie VIP Pathfinder Conservative Series Russell 3000® Index 1 year	Macquarie VIP Pathfinder Conservative Series Russell 3000® Index 5 years	Macquarie VIP Pathfinder Conservative Series Russell 3000® Index 10 years	Macquarie VIP Pathfinder Conservative Series Bloomberg US Aggregate Index 1 year		Macquarie VIP Pathfinder Conservative Series Bloomberg US Aggregate Index 5 years		Macquarie VIP Pathfinder Conservative Series Bloomberg US Aggregate Index 10 years		Macquarie VIP Pathfinder Conservative Series Bloomberg 1-3 Year US Government/Credit Index 1 year	Macquarie VIP Pathfinder Conservative Series Bloomberg 1-3 Year US Government/Credit Index 5 years	Macquarie VIP Pathfinder Conservative Series Bloomberg 1-3 Year US Government/Credit Index 10 years	Macquarie VIP Pathfinder Conservative Series Current Blended Benchmark 1 year		Macquarie VIP Pathfinder Conservative Series Current Blended Benchmark 5 years		Macquarie VIP Pathfinder Conservative Series Current Blended Benchmark 10 years		Macquarie VIP Pathfinder Conservative Series MSCI EAFE Index (net) 1 year	Macquarie VIP Pathfinder Conservative Series MSCI EAFE Index (net) 5 years	Macquarie VIP Pathfinder Conservative Series MSCI EAFE Index (net) 10 years	Macquarie VIP Pathfinder Conservative Series MSCI EAFE Index (gross) 1 year	Macquarie VIP Pathfinder Conservative Series MSCI EAFE Index (gross) 5 years	Macquarie VIP Pathfinder Conservative Series MSCI EAFE Index (gross) 10 years	Macquarie VIP Pathfinder Conservative Series Bloomberg US Credit Index 1 year	Macquarie VIP Pathfinder Conservative Series Bloomberg US Credit Index 5 years	Macquarie VIP Pathfinder Conservative Series Bloomberg US Credit Index 10 years	Macquarie VIP Pathfinder Conservative Series Service Class 1 year	Macquarie VIP Pathfinder Conservative Series Service Class 5 years	Macquarie VIP Pathfinder Conservative Series Service Class 10 years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series S&P 500® Index 1 year		Macquarie VIP Pathfinder Moderate - Managed Volatility Series S&P 500® Index 5 years		Macquarie VIP Pathfinder Moderate - Managed Volatility Series S&P 500® Index 10 years		Macquarie VIP Pathfinder Moderate - Managed Volatility Series Russell 3000® Index 1 year	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Russell 3000® Index 5 years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Russell 3000® Index 10 years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Bloomberg US Aggregate Index 1 year		Macquarie VIP Pathfinder Moderate - Managed Volatility Series Bloomberg US Aggregate Index 5 years		Macquarie VIP Pathfinder Moderate - Managed Volatility Series Bloomberg US Aggregate Index 10 years		Macquarie VIP Pathfinder Moderate - Managed Volatility Series Bloomberg 1-3 Year US Government/Credit Index 1 year	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Bloomberg 1-3 Year US Government/Credit Index 5 years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Bloomberg 1-3 Year US Government/Credit Index 10 years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Current Blended Benchmark 1 year		Macquarie VIP Pathfinder Moderate - Managed Volatility Series Current Blended Benchmark 5 years		Macquarie VIP Pathfinder Moderate - Managed Volatility Series Current Blended Benchmark 10 years		Macquarie VIP Pathfinder Moderate - Managed Volatility Series MSCI EAFE Index (net) 1 year	Macquarie VIP Pathfinder Moderate - Managed Volatility Series MSCI EAFE Index (net) 5 years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series MSCI EAFE Index (net) 10 years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series MSCI EAFE Index (gross) 1 year	Macquarie VIP Pathfinder Moderate - Managed Volatility Series MSCI EAFE Index (gross) 5 years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series MSCI EAFE Index (gross) 10 years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Bloomberg US Credit Index 1 year	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Bloomberg US Credit Index 5 years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Bloomberg US Credit Index 10 years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Service Class 1 year	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Service Class 5 years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Service Class 10 years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series S&P 500® Index 1 year		Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series S&P 500® Index 5 years		Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series S&P 500® Index 10 years		Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Russell 3000® Index 1 year	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Russell 3000® Index 5 years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Russell 3000® Index 10 years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Bloomberg US Aggregate Index 1 year		Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Bloomberg US Aggregate Index 5 years		Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Bloomberg US Aggregate Index 10 years		Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Bloomberg 1-3 Year US Government/Credit Index 1 year	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Bloomberg 1-3 Year US Government/Credit Index 5 years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Bloomberg 1-3 Year US Government/Credit Index 10 years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Current Blended Benchmark 1 year		Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Current Blended Benchmark 5 years		Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Current Blended Benchmark 10 years		Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series MSCI EAFE Index (net) 1 year	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series MSCI EAFE Index (net) 5 years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series MSCI EAFE Index (net) 10 years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series MSCI EAFE Index (gross) 1 year	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series MSCI EAFE Index (gross) 5 years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series MSCI EAFE Index (gross) 10 years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Bloomberg US Credit Index 1 year	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Bloomberg US Credit Index 5 years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Bloomberg US Credit Index 10 years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Service Class 1 year	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Service Class 5 years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Service Class 10 years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series S&P 500® Index 1 year		Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series S&P 500® Index 5 years		Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series S&P 500® Index 10 years		Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Russell 3000® Index 1 year	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Russell 3000® Index 5 years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Russell 3000® Index 10 years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Bloomberg US Aggregate Index 1 year		Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Bloomberg US Aggregate Index 5 years		Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Bloomberg US Aggregate Index 10 years		Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Bloomberg 1-3 Year US Government/Credit Index 1 year	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Bloomberg 1-3 Year US Government/Credit Index 5 years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Bloomberg 1-3 Year US Government/Credit Index 10 years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Current Blended Benchmark 1 year		Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Current Blended Benchmark 5 years		Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Current Blended Benchmark 10 years		Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series MSCI EAFE Index (net) 1 year	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series MSCI EAFE Index (net) 5 years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series MSCI EAFE Index (net) 10 years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series MSCI EAFE Index (gross) 1 year	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series MSCI EAFE Index (gross) 5 years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series MSCI EAFE Index (gross) 10 years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Bloomberg US Credit Index 1 year	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Bloomberg US Credit Index 5 years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Bloomberg US Credit Index 10 years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Service Class 1 year	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Service Class 5 years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Service Class 10 years
Total	25.02%	14.53%	13.10%	25.69%	14.99%	12.09%	24.51%	[1]	14.28%	[1]	12.87%	[1]	33.36%	[1]	18.96%	[1]	16.78%	[1]	23.89%	16.13%	15.26%	23.81%	[2]	13.86%	[2]	12.55%	[2]	22.10%	[2]	11.47%	[2]	11.54%	[2]	2.47%	8.23%	12.06%	Apr. 28, 2017	2.20%	7.96%	9.88%	23.81%	[3]	13.86%	[3]	12.55%	[3]	12.00%	[3]	8.77%	[3]	8.85%	[3]	14.26%	7.79%	8.41%	23.81%	[4]	13.86%	[4]	12.55%	[4]	15.15%	[4]	6.86%	[4]	8.09%	[4]	14.53%	6.51%	6.66%	Nov. 02, 2018	14.26%	6.25%	7.53%	24.51%	[5]	14.28%	[5]	12.87%	[5]	14.37%	[5]	8.68%	[5]	8.49%	[5]	6.47%	7.96%	7.52%	1.25%	[6]	(0.33%)	[6]	1.35%	[6]	2.13%	[6]	0.30%	[6]	2.43%	[6]	2.45%	0.34%	1.96%	1.25%	[7]	(0.33%)	[7]	1.35%	[7]	8.20%	[7]	4.03%	[7]	5.08%	[7]	6.44%	3.76%	4.10%	Apr. 28, 2017	6.20%	3.51%	4.13%	1.25%	[8]	(0.33%)	[8]	1.35%	[8]	4.36%	[8]	1.58%	[8]	1.63%	[8]	4.33%	1.64%	1.74%	17.49%	10.06%	9.23%	18.02%	10.58%	9.79%	17.08%	10.48%	9.27%	5.53%	4.10%	4.80%	6.09%	4.61%	5.31%	3.79%	4.71%	4.24%	17.49%	10.06%	9.23%	18.02%	10.58%	9.79%	12.75%	6.83%	7.88%	Apr. 28, 2017	12.44%	6.56%	5.27%	25.02%	14.53%	13.10%	1.25%	(0.33%)	1.35%	15.60%	8.30%	7.14%	25.02%	[9]	14.53%	[9]	13.10%	[9]	5.98%	[9]	12.11%	[9]	4.34%	[9]	(5.38%)	6.05%	(0.90%)	Apr. 28, 2017	(5.60%)	5.79%	(1.89%)	25.02%	[10]	14.53%	[10]	13.10%	[10]	(8.86%)	[10]	5.12%	[10]	4.63%	[10]	(0.58%)	5.81%	0.98%	25.02%	[11]	14.53%	[11]	13.10%	[11]	36.08%	[11]	21.06%	[11]	20.70%	[11]	30.92%	14.33%	16.65%	Apr. 28, 2017	30.59%	14.05%	13.54%	25.02%	[12]	14.53%	[12]	13.10%	[12]	23.81%	13.86%	12.55%	1.25%	[12]	(0.33%)	[12]	1.35%	[12]	14.25%	[13]	9.14%	[13]	8.90%	[13]	3.82%	4.73%	5.20%	4.35%	5.24%	5.71%	2.03%	0.23%	2.29%	10.99%	8.37%	8.31%	25.02%	[14]	14.53%	[14]	13.10%	[14]	23.81%	13.86%	12.55%	1.25%	[14]	(0.33%)	[14]	1.35%	[14]	4.36%	1.58%	1.63%	13.18%	[15]	8.36%	[15]	8.25%	[15]	3.82%	4.73%	5.20%	4.35%	5.24%	5.71%	2.03%	0.23%	2.29%	10.22%	7.77%	7.45%	25.02%	[16]	14.53%	[16]	13.10%	[16]	23.81%	13.86%	12.55%	1.25%	[16]	(0.33%)	[16]	1.35%	[16]	4.36%	1.58%	1.63%	12.13%	[17]	7.56%	[17]	7.59%	[17]	3.82%	4.73%	5.20%	4.35%	5.24%	5.71%	2.03%	0.23%	2.29%	9.27%	6.96%	6.69%	25.02%	[18]	14.53%	[18]	13.10%	[18]	23.81%	13.86%	12.55%	1.25%	[18]	(0.33%)	[18]	1.35%	[18]	4.36%	1.58%	1.63%	11.07%	[19]	6.74%	[19]	6.91%	[19]	3.82%	4.73%	5.20%	4.35%	5.24%	5.71%	2.03%	0.23%	2.29%	8.60%	6.14%	5.98%	25.02%	[20]	14.53%	[20]	13.10%	[20]	23.81%	13.86%	12.55%	1.25%	[20]	(0.33%)	[20]	1.35%	[20]	4.36%	1.58%	1.63%	10.03%	[21]	5.90%	[21]	6.21%	[21]	3.82%	4.73%	5.20%	4.35%	5.24%	5.71%	2.03%	0.23%	2.29%	8.05%	5.33%	5.23%	25.02%	[22]	14.53%	[22]	13.10%	[22]	23.81%	13.86%	12.55%	1.25%	[22]	(0.33%)	[22]	1.35%	[22]	4.36%	1.58%	1.63%	12.13%	[23]	7.56%	[23]	7.59%	[23]	3.82%	4.73%	5.20%	4.35%	5.24%	5.71%	2.03%	0.23%	2.29%	7.92%	5.66%	5.52%	25.02%	[24]	14.53%	[24]	13.10%	[24]	23.81%	13.86%	12.55%	1.25%	[24]	(0.33%)	[24]	1.35%	[24]	4.36%	1.58%	1.63%	13.18%	[25]	8.36%	[25]	8.25%	[25]	3.82%	4.73%	5.20%	4.35%	5.24%	5.71%	2.03%	0.23%	2.29%	8.73%	6.41%	6.19%	25.02%	[26]	14.53%	[26]	13.10%	[26]	23.81%	13.86%	12.55%	1.25%	[26]	(0.33%)	[26]	1.35%	[26]	4.36%	1.58%	1.63%	11.07%	[27]	6.74%	[27]	6.91%	[27]	3.82%	4.73%	5.20%	4.35%	5.24%	5.71%	2.03%	0.23%	2.29%	7.07%	5.02%	4.84%

[1]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 1000 Growth Index for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[2]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell Midcap Growth Index for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[3]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 2500 Index for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[4]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 2000 Growth Index for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[5]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 1000 Value Index for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[6]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index. Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Bloomberg US Corporate Bond Index for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[7]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index. Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the ICE BofA US High Yield Constrained Index for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[8]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index. Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Bloomberg 1-3 Year US Government/Credit Index for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[9]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the S&P 1500 Energy Sector Index for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[10]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the S&P Global Natural Resources Index for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[11]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the S&P North American Technology Sector Index for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[12]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index. Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Current Blended Benchmark for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[13]	The Current Blended Benchmark is computed using a combination of 55% Russell 3000 Index + 30% MSCI EAFE Index + 15% Bloomberg US Credit Index.
[14]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index. Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Current Blended Benchmark for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[15]	The Current Blended Benchmark is computed using a combination of 50% Russell 3000 Index +25% MSCI EAFE Index + 20% Bloomberg US Credit Index + 5% Bloomberg 1-3 Year US Government/Credit Index.
[16]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index. Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Current Blended Benchmark for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[17]	The Current Blended Benchmark is computed using a combination of 45% Russell 3000 Index + 25% Bloomberg US Credit Index + 20% MSCI EAFE Index + 10% Bloomberg 1-3 Year US Government/Credit Index.
[18]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index. Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Current Blended Benchmark for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[19]	The Current Blended Benchmark is computed using a combination of 40% Russell 3000 Index + 30% Bloomberg US Credit Index + 15% MSCI EAFE Index + 15% Bloomberg 1-3 Year US Government/Credit Index.
[20]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index. Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Current Blended Benchmark for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[21]	The Current Blended Benchmark is computed using a combination of 35% Russell 3000 Index + 35% Bloomberg US Credit Index + 20% Bloomberg 1-3 Year US Government/Credit Index + 10% MSCI EAFE Index.
[22]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index. Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Current Blended Benchmark for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[23]	The Current Blended Benchmark is computed using a combination of 45% Russell 3000 Index + 25% Bloomberg US Credit Index + 20% MSCI EAFE Index + 10% Bloomberg 1-3 Year US Government/Credit Index.
[24]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index. Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Current Blended Benchmark for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[25]	The Current Blended Benchmark is computed using a combination of 50% Russell 3000 Index +25% MSCI EAFE Index + 20% Bloomberg U.S. Credit Index + 5% Bloomberg 1-3 Year US Government/Credit Index.
[26]	In connection with new regulatory requirements, effective December 31, 2024, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index. Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Current Blended Benchmark for comparative purposes because the Manager believes it is more representative of the Series' investment universe.
[27]	The Current Blended Benchmark is computed using a combination of 40% Russell 3000 Index + 30% Bloomberg U.S. Credit Index + 15% MSCI EAFE Index + 15% Bloomberg 1-3 Year US Government/Credit Index.